Shareholder Report, Holdings (Details)	Jun. 30, 2024
Class IA | Agency Pass-Through Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	149.70%
Class IA | Agency CMO [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.00%
Class IA | Residential MBS (Non-Agency) [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.20%
Class IA | Commercial MBS [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.20%
Class IA | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Class IA | Cash and Equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.50%
Class IB | Agency Pass-Through Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	149.70%
Class IB | Agency CMO [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.00%
Class IB | Residential MBS (Non-Agency) [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.20%
Class IB | Commercial MBS [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.20%
Class IB | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Class IB | Cash and Equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.50%